Retirement-Related Benefits - Defined Contribution Plans (Details)	12 Months Ended
Dec. 31, 2022
IBM 401(k) Plus Plan
Defined Contribution Plans
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined	1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined	2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined	4.00%
Service period after which employees receive automatic and matching contributions	1 year
Nonqualified Plans | IBM Excess 401(k) Plus Plan
Defined Contribution Plans
Service period after which employees receive automatic and matching contributions	1 year
Pension Plans | Qualified Plans | IBM 401(k) Plus Plan
Defined Contribution Plans
Percentage of dollar-for-dollar match by entity to employee contribution of eligible compensation for employees, lowest level defined	5.00%
Percentage of dollar-for-dollar match by entity to employee contribution of eligible compensation for employees, highest level defined	6.00%